As filed with the Securities and Exchange Commission on [date]




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07737



                               THE PURISIMA FUNDS
                               ------------------
               (Exact name of registrant as specified in charter)



                               13100 SKYLINE BLVD.
                           WOODSIDE, CALIFORNIA 94062
               (Address of principal executive offices) (Zip code)



                        U. S. BANCORP FUND SERVICES, LLC
                       2020 EAST FINANCIAL WAY, SUITE 100
                           GLENDORA, CALIFORNIA 91741
                     (Name and address of agent for service)



                           (650) 851-3334 Registrant's
                      telephone number, including area code



Date of fiscal year end: AUGUST 31
                         ---------



Date of reporting period:  FEBRUARY 29, 2008
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.






The Purisima Funds
----------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)
FEBRUARY 29, 2008
The Purisima Total Return Fund

^------------------------------------------------------------------------------

TABLE OF CONTENTS

      A Letter to Our Shareholders                                     2

      Sector Breakdown                                                 5

      Expense Example                                                  5

      Schedule of Investments                                          7

      Statement of Assets and Liabilities                             18

      Statement of Operations                                         19

      Statement of Changes in Net Assets                              20

      Financial Highlights                                            21

      Notes to Financial Statements                                   22

      Other Information                                               28

      Trustees and Officer Information                                32

      Privacy Notice                                                  36

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INVESTMENT OBJECTIVES

PURISIMA TOTAL RETURN FUND
Seeks to provide investors with a high level of total return by considering both domestic and foreign securities.












EACH FUND RESERVES THE RIGHT TO REJECT ANY ORDER FOR THE PURCHASE OF ITS SHARES OR TO LIMIT OR SUSPEND, WITHOUT PRIOR NOTICE, THE OFFERING OF ITS SHARES. THE REQUIRED MINIMUM INVESTMENTS MAY BE WAIVED IN THE CASE OF CERTAIN QUALIFIED RETIREMENT PLANS. THE FUNDS WILL NOT ACCEPT YOUR ACCOUNT IF YOU ARE INVESTING FOR ANOTHER PERSON AS ATTORNEY-IN-FACT. THE FUNDS ALSO WILL NOT ACCEPT ACCOUNTS WITH A "POWER OF ATTORNEY" IN THE REGISTRATION SECTION OF THE PURCHASE APPLICATION.

^-------------------------------------------------------------------------------

A LETTER TO OUR SHAREHOLDERS

Welcome to the semi-annual report for the Purisima Total Return Fund for the six-month period ended February 29, 2008. The primary investment objective of the Fund is achieving high total return for shareholders.

MARKET REVIEW AND OUTLOOK:

Global equities finished the period with mildly negative returns. The MSCI World Index fell -6.14%. Though stocks delivered a fifth straight positive year overall in 2007, increased volatility and a negative fourth quarter depressed already low market sentiment. While the same old economic worries dominate headlines, we expect remaining in stocks in 2008 will again be the optimal decision but again anticipate higher volatility than in 2003-2006.

Despite 2008's rocky start, we remain confident global stocks should perform fine overall. We see the recent downturn as merely a continuation of a correction started last year rather than an indication of poor forward-looking results. History simply doesn't support the belief a rocky start to the year must lead to terrible annual returns.

While we have been correct since 2003 that stocks would both be positive and offer better returns than most bond or cash alternatives, the top end of our forecast ranges were consistently over-optimistic. And that was true in 2007 when we forecasted a +10% to +40% market return and the MSCI World ended +9%. Perhaps in 2008 sentiment will catch up with fundamentals and stocks will enjoy a roaring good year. But it's also quite possible the historically long stretch of cheerless sentiment persists and ho-hum returns will continue. Either way, we believe staying in stocks is the right course.

Today's investment environment reminds us of a decade ago (1997-98, not 2000-02). The parallels are numerous. Today foreign stocks in general are what US stocks were then, the leaders. Emerging Markets now stand in for what Tech did then, and subprime and the credit crunch for the Asian Contagion and Long Term Capital Management. Where ten years ago it was believed an Asian Contagion would lead to a global recession, today it's an American Contagion. However, if stock market returns repeat 1998 as well, 2008 could be a spectacular year.

The bullish drivers we highlighted in 2007 should carry over into 2008. We believe the global economy has the potential to outpace today's meager expectations. Corporate earnings are trending higher, save for Financials and Homebuilders. Global interest rates remain benign, and credit is quietly plentiful in most economic sectors, particularly for investment grade companies. Stock valuations remain near historic lows relative to bond yields, and equity supply should continue to diminish as share buybacks and acquisitions carry on. We believe all these are powerfully positive forces.

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Current market jitters seem based on the same old pessimistic stories of the past year. Housing woes, subprime, a credit crunch, high oil prices, US dollar weakness, global imbalances, all rippling to economic weakness--none are news anymore. The stock market is a discounter of widely known information, so without a powerful, new negative force emerging we find it highly unlikely a bear market will materialize. Instead, our view is the stock market seems primed for upside surprise, especially if the global economy led by non-US forces remains as resilient as we expect.

In our opinion, it is stylistically very odd for a bear market to begin today. Historically, large capitalization stocks have outperformed for an extended time in the later stages of a bull following a period of small cap dominance. In this cycle, the transition began in mid-2006 and became more pronounced in the second half of 2007. If history repeats, large cap dominance will have much further to run before the end of the bull market, as skeptics fixate on fewer and fewer stocks beating the market. We will look to keep re-posturing the Fund seeking to take advantage of this stylistic evolution.

Furthermore, 2008 is a fourth year of the US presidential election cycle--historically very positive for stocks globally. It's still far too early for us to predict the November election outcome. In the meantime, we believe Washington will prove legislatively feckless again this year. We think feckless is good.

FUND POSITIONING

We maintain our positive outlook for the global stock markets and continue to be fully invested in equities.

For most investors, 2007 and early 2008 were difficult to navigate. Aside from taking wild bets in narrow categories and getting lucky, success required making a few big decisions correctly to beat equity benchmarks.

For the six-month period ending February 29, 2008, the Fund's stock selection in the United States and United Kingdom and overweights to Hong Kong and Emerging Markets helped returns. Our overweight to Japan was detrimental.

Stock selection within and an overweight to Energy and Materials boosted returns. Also favorable were stock selection in Telecommunications Services and underweights to Consumer Discretionary and Financials. Stock selection in Healthcare and Tech and an underweight to Consumer Staples detracted from returns.

CLOSING REMARKS

Though the Fund outperformed the MSCI World benchmark over the six-month period ending February 29, 2008, markets were mired in a typical bull market correction (Purisima Total Return Fund: -4.29% vs. MSCI World Index: -6.14%). If dour sentiment in the short-term catches up with solid long-term fundamentals, we believe the Fund has the potential to perform well on both an absolute and relative basis in the upcoming period.

^-------------------------------------------------------------------------------

Thank you for your continued interest and support.

Sincerely,


/s/ KENNETH L. FISHER
---------------------
Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

MUTUAL FUND INVESTING INVOLVES RISK OF LOSS. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. FOREIGN INVESTING INVOLVES SPECIAL RISKS, INCLUDING A GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. SMALL-AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE CAPITALIZATION COMPANIES. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

The MSCI World Index is a broad-based unmanaged capitalization-weighted stock index designed to measure global developed market equity performance. It consists of 23 developed market country indices. One cannot invest directly in an index.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC 04/08




4
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SECTOR BREAKDOWN(1) (UNAUDITED)

                           PURISIMA TOTAL RETURN FUND
            -------------------------------------------------------
            Energy                                            20.3%
            Financials                                        16.9%
            Industrials                                       14.9%
            Materials                                         13.3%
            Information Technology                            13.1%
            Health Care                                        5.6%
            Telecommunication Services                         5.5%
            Consumer Discretionary                             3.6%
            Utilities                                          3.2%
            Consumer Staples                                   2.9%
            Mutual Funds                                       0.7%
            -------------------------------------------------------
            Total                                            100.0%

-----------
(1) Percentage of Total Investments as of February 29, 2008.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2007 to February 29, 2008, for the Total Return Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.




                                                                               5
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^-------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                         ACTUAL       HYPOTHETICAL PERFORMANCE
PURISIMA TOTAL RETURN FUND            PERFORMANCE    (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account Value (09/01/07)    $   1,000.00          $ 1,000.00
Ending Account Value (02/29/08)       $     957.10          $ 1,017.80
Expenses Paid During Period(1)        $       6.91          $     7.12
--------------------------------------------------------------------------------
------------
(1) Expenses are equal to the Fund's expense ratio for the six month period of 1.42% for the Total Return Fund multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).






   The accompanying notes are an integral part of these financial statements.
6
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PURISIMA TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)

SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 99.0%

AUSTRALIA: 1.6%
     103,900    BHP Billiton Ltd. - ADR                             $  7,603,402
                                                                    ------------

BRAZIL: 3.9%
      11,000    Companhia Energetica de Minas Gerais - ADR               209,330
      15,300    Companhia Siderurgica Nacional SA - ADR                  572,067
     157,400    Companhia Vale do Rio Doce - ADR                       5,483,816
      27,100    Companhia Vale do Rio Doce                               794,572
       7,800    Empresa Brasileira de Aeronautica SA
                  (Embraer) - ADR                                        345,696
      12,900    Gerdau SA - ADR                                          422,733
      83,900    Petroleo Brasileiro SA - ADR                           9,844,826
      40,200    Weg SA                                                   540,802
                                                                    ------------
                                                                      18,213,842
                                                                    ------------
CANADA: 3.4%
      80,000    Canadian National Railway Co.                          4,222,400
      70,000    Canadian Natural Resources Ltd.                        5,238,800
      80,500    EnCana Corp.                                           6,134,905
                                                                    ------------
                                                                      15,596,105
                                                                    ------------
CAYMAN ISLANDS: 1.3%
         650    Baidu.com - ADR (a)                                      163,365
      41,906    Transocean, Inc.                                       5,888,212
                                                                    ------------
                                                                       6,051,577
                                                                    ------------
CHINA: 3.3%
       1,600    Aluminum Corp. of China Ltd. - ADR                        77,920
      12,000    Anhui Conch Cement Co. Ltd.                               94,920
      35,000    China Communications Construction Co. Ltd.                93,333
     183,500    China Cosco Holdings Co. Ltd.                            555,360
     165,500    China Mobile Hong Kong Ltd. - ADR                     12,349,610
      86,000    China Oilfield Services Ltd.                             172,413
       4,750    China Petroleum & Chemical Corp. - ADR                   519,840
       4,550    CNOOC Ltd. - ADR                                         754,254
      96,000    Datang International Power
                  Generation Co. Ltd.                                     66,128
     458,000    Industrial & Commercial Bank of China Ltd.               326,079
      90,000    Lenovo Group Ltd.                                         62,457
     180,000    Shanghai Electric Co. Ltd.                               131,392
                                                                    ------------
                                                                      15,203,706
                                                                    ------------
CZECH REPUBLIC: 0.0%
       3,000    Cez AS                                                   223,571
                                                                    ------------



   The accompanying notes are an integral part of these financial statements.

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SHARES                                                                 VALUE
--------------------------------------------------------------------------------

DENMARK: 0.0%
       3,900    Danske Bank AS                                      $    150,208
                                                                    ------------

FINLAND: 1.8%
       5,600    Konecranes Oyj                                           205,739
     230,900    Nokia Oyj - ADR                                        8,314,709
                                                                    ------------
                                                                       8,520,448
                                                                    ------------
FRANCE: 3.4%
     173,550    AXA - ADR                                              5,841,693
       8,600    BNP Paribas SA                                           777,747
       1,400    Bouygues SA                                               96,578
       2,300    Dassault Systemes SA                                     126,366
         700    Eramet                                                   534,718
       5,350    Groupe Danone - ADR                                       84,434
       7,100    Publicis Groupe                                          258,584
       2,550    Technip SA                                               209,590
     100,708    Total SA - ADR                                         7,592,376
         900    Vallourec SA                                             188,922
       5,300    Vivendi Universal SA                                     210,970
                                                                    ------------
                                                                      15,921,978
                                                                    ------------
GERMANY: 6.5%
       3,300    Adidas AG                                                210,114
       4,500    Allianz AG                                               802,717
      70,400    BASF AG - ADR                                          9,020,162
       2,400    Celesio AG                                               138,163
       1,000    DaimlerChrysler AG                                        84,697
       1,100    E.ON AG                                                  207,655
     123,800    E.ON AG - ADR                                          7,786,710
       5,000    Rhoen Klinikum AG                                        144,983
         500    Salzgitter AG                                             88,948
       4,600    SAP AG                                                   220,747
      90,250    Siemens AG - ADR                                      11,521,315
       2,400    Stada Arzneimittel AG                                    169,133
                                                                    ------------
                                                                      30,395,344
                                                                    ------------
HONG KONG: 1.1%
     253,800    Cheung Kong Holdings Ltd. - ADR                        3,881,719
      21,500    CLP Holdings Ltd.                                        169,927
      32,000    Hang Lung Properties Ltd.                                118,232
       9,500    Hang Seng Bank Ltd.                                      183,253
       7,200    MTR Corp. Ltd. - ADR                                     271,597
     106,000    Sun Hung Kai Co. Ltd.                                    103,394
      47,000    Weichai Power Co. Ltd.                                   240,397
                                                                    ------------
                                                                       4,968,519
                                                                    ------------
INDIA: 0.2%
       3,000    HDFC Bank Ltd. - ADR                                     327,330
      18,300    Sterlite Industries India Ltd. - ADR (a)                 381,555
                                                                    ------------
                                                                         708,885
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.
8

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SHARES                                                                 VALUE
--------------------------------------------------------------------------------


INDONESIA: 0.5%
     379,500    Bank Rakyat Tbk PT                                  $    301,423
     881,900    Bumi Resources Tbk PT                                    749,104
     560,000    International Nickel Indonesia Tbk PT                    583,784
     632,000    Medco Energi Internasional Tbk PT                        287,590
      11,500    Telekomunikasi Indonesia Tbk PT - ADR                    490,590
                                                                    ------------
                                                                       2,412,491
                                                                    ------------
ISRAEL: 0.1%
       6,200    Teva Pharmaceutical Industries,
                Ltd. - ADR                                               304,234
                                                                    ------------

ITALY: 1.3%
       6,000    Banco Popolare Societa Cooperativa (a)                   114,225
       4,200    ENI SpA                                                  146,142
     126,532    Intesa Sanpaolo SpA - ADR                              5,128,747
       4,500    Italcementi SpA                                           92,296
       4,300    Luxottica Group SpA                                      119,528
       7,800    Saipem SpA                                               321,260
                                                                    ------------
                                                                       5,922,198
                                                                    ------------
JAPAN: 6.0%
       4,200    Aeon Co. Ltd.                                             51,787
      16,000    Asics Corp.                                              190,817
       5,300    Bridgestone Corp.                                         89,022
       4,400    Canon, Inc.                                              204,139
          11    Central Japan Railway Co.                                105,881
      19,000    Daiwa Securities Group, Inc.                             180,874
          22    East Japan Railway Co.                                   177,669
       1,400    Electric Power Development Co. Ltd.                       51,343
       7,800    Fanuc Ltd.                                               744,788
      94,800    Fujitsu Ltd. - ADR                                     3,433,030
       4,500    Hitachi Construction Machinery Co. Ltd.                  126,913
      24,000    Hitachi Metals Ltd.                                      342,824
      10,200    Hoya Corp. - ADR                                         262,581
       1,400    Ibiden Co. Ltd.                                           68,457
      55,000    IHI Corp.                                                110,117
          22    Inpex Holdings, Inc.                                     251,997
       8,800    Isetan Co. Ltd.                                          105,966
       1,600    Japan Petroleum Exploration Co.                          113,043
      12,000    JGC Corp.                                                199,711
       4,000    Kao Corp.                                                123,977
          24    KDDI Corp.                                               147,849
      15,400    Kobe Steel Ltd. - ADR                                    245,559
       2,000    Komatsu Ltd. - ADR                                       209,788
       5,800    Kyushu Electric Power Co., Inc.                          147,108
       5,600    Makita Corp.                                             203,754
     194,800    Matsushita Electric Industrial Co.
                Ltd. - ADR                                             4,084,956
       6,100    Millea Holdings, Inc. - ADR                              229,691

   The accompanying notes are an integral part of these financial statements.

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SHARES                                                                 VALUE
--------------------------------------------------------------------------------

JAPAN: 6.0% (CONTINUED)
       9,000    Mitsubishi Estate Co. Ltd.                          $    226,105
      28,000    Mitsubishi Heavy Industries Ltd.                         134,488
     289,800    Mitsubishi UFJ Financial Group,
                Inc. - ADR                                             2,553,138
       7,400    Mitsubishi Corp.                                         232,919
         585    Mitsui & Co. Ltd. - ADR                                  261,694
      31,000    Mitsui Engineering & Shipbuilding Co.                     97,574
                Ltd.
       8,000    Mitsui Fudosan Co. Ltd.                                  167,870
      15,000    Mitsui OSK Lines Ltd.                                    200,837
          54    Mizuho Financial Group, Inc.                             231,822
       3,300    Modec, Inc.                                              110,540
      21,000    Nippon Mining Holdings, Inc.                             127,346
      40,000    Nippon Steel Corp.                                       215,613
     360,000    Nissan Motor Co. Ltd.                                  3,340,456
     153,400    Nomura Holdings, Inc.                                  2,488,007
       3,000    Olympus Corporation                                       89,518
       2,000    ORIX Corp. - ADR                                         148,040
       3,700    Seven & I Holdings Co. Ltd.                               93,666
       4,400    Shin-Etsu Chemical Co. Ltd.                              243,103
       3,000    Shiseido Co. Ltd.                                         69,015
         800    SMC Corp.                                                 86,322
      52,000    Sony Corp.                                             2,497,642
      12,000    Sumitomo Metal Mining Co. Ltd.                           260,468
      39,400    Sumitomo Mitsui Financial Group,
                Inc. - ADR                                               292,174
       6,000    Sumitomo Realty & Development Co. Ltd.                   105,573
       8,300    Suzuki Motor Corp.                                       228,492
       2,300    Terumo Corp.                                             126,634
       2,400    Tokyo Electron Ltd.                                      152,469
      21,000    Toshiba Corp.                                            161,103
       6,000    Toyota Motor Corp.                                       332,082
         379    Yahoo Japan Corp.                                        171,643
       2,500    Yamanouchi Pharmaceutical Co. Ltd.                       110,694
       8,000    Yamato Transport Co. Ltd.                                118,279
                                                                    ------------
                                                                      27,878,967
                                                                    ------------
LUXEMBOURG: 0.1%
       8,000    Tenaris SA - ADR                                         355,600
                                                                    ------------

MALAYSIA: 0.2%
      81,900    Bumiputra-Commerce Holding BHD                           269,197
      13,200    Digi.com BHD                                              98,757
      47,300    Genting BHD                                              101,426
     335,600    MMC Corp. BHD                                            399,211
      29,200    Telekom Malaysia BHD                                     104,204
                                                                    ------------
                                                                         972,795
                                                                    ------------
   The accompanying notes are an integral part of these financial statements.
10

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SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MEXICO: 1.2%
      72,100    America Movil SA de CV - ADR                        $  4,359,166
      68,700    Grupo Mexico SA de CV                                    480,002
      17,700    Industrias Penoles SA de CV                              426,486
       6,000    Wal-Mart De Mexico SA de CV - ADR                        218,542
                                                                    ------------
                                                                       5,484,196
                                                                    ------------
NETHERLANDS: 3.1%
       2,850    Heineken NV                                              161,775
     122,827    ING Groep NV - ADR                                     4,091,367
     119,500    Schlumberger Ltd.                                     10,330,775
       2,600    TPG NV                                                   103,061
                                                                    ------------
                                                                      14,686,978
                                                                    ------------
NORWAY: 0.1%
       9,500    Aker Kvearner ASA                                        229,136
       5,100    Norsk Hydro ASA                                           73,073
      12,100    Orkla ASA                                                152,248
       3,700    Petroleum Geo - Services ASA                              89,952
       4,397    Statoil ASA                                              135,705
                                                                    ------------
                                                                         680,114
                                                                    ------------
PHILIPPINES: 0.1%
       8,900    Philippine Long Distance
                Telephone - ADR                                          631,455
                                                                    ------------

POLAND: 0.2%
       1,900    Bank Pekao SA - GDR                                      143,875
         900    Bre Bank SA (a)                                          160,745
       2,800    KGHM Polska Miedz SA - GDR                               255,080
       5,400    Polski Koncern Naftowy Orlen SA - GDR (a)                183,600
                                                                    ------------
                                                                         743,300
                                                                    ------------
PORTUGAL: 0.0%
      16,700    Jeronimo Martins                                         123,722
                                                                    ------------

RUSSIAN FEDERATION: 0.1%
       1,400    OAO Gazprom - ADR                                         70,000
       9,900    OAO Gazprom - Spon ADR                                   502,920
                                                                    ------------
                                                                         572,920
                                                                    ------------
SOUTH KOREA: 1.3%
      10,700    Daewoo Securities Co. Ltd.                               269,480
       3,900    Daewoo Shipbuilding & Marine
                Engineering Co. Ltd.                                     158,027
       4,700    Daweoo Shipbuilding & Marine
                Engineering Co. Ltd. - GDR 144A                          381,272
       2,800    Dongkuk Steel Mill Co. Ltd                               128,215
       4,500    Doosan Infracore Co. Ltd.                                143,523
       1,050    GS Engineering & Construction Corp.                      164,927
      10,100    Hynix Semiconductor GDR 144A (a)                         263,138
       1,825    Hyundai Heavy Industries Co. Ltd.                        741,428
       5,200    Kookmin Bank - ADR                                       318,396
       2,200    Korea Electric Power Corp.                                77,898

   The accompanying notes are an integral part of these financial statements.
                                                                              11

^-------------------------------------------------------------------------------


SHARES                                                                 VALUE
--------------------------------------------------------------------------------

SOUTH KOREA: 1.3% (CONTINUED)
       4,200    LG Chem Ltd. - GDR 144A                             $    178,287
         800    LG Electronics, Inc.                                      87,748
         350    NHN Corp. (a)                                             79,575
       4,625    POSCO - ADR                                              625,762
       1,700    Samsung Electronics Co. Ltd. - GDR 144A                  500,687
       1,700    Samsung Fire & Marine Insurance Co.                      339,439
       3,500    Samsung Securities Co. Ltd.                              249,720
       3,100    Shinhan Financial Group Co. Ltd. - ADR                   329,034
         125    Shinsegae Co. Ltd.                                        78,537
       4,600    SK Energy Co. Ltd.                                       639,263
       2,400    Woori Finance Holdings Co. Ltd. - ADR                    128,016
      11,300    Woori Investment & Securities Co. Ltd.                   262,931
                                                                    ------------
                                                                       6,145,303
                                                                    ------------
SINGAPORE: 0.2%
      30,000    Capitaland Ltd.                                          135,494
      43,000    Cosco Corp. Singapore Ltd.                               125,772
      13,000    DBS Group Holdings Ltd.                                  161,603
       8,500    ICICI Bank Ltd. - ADR                                    440,640
      73,000    Singapore Telecommunications Ltd.                        201,484
                                                                    ------------
                                                                       1,064,993
                                                                    ------------
SOUTH AFRICA: 0.2%
       2,550    Anglo Platinum Ltd. - ADR                                407,152
      15,300    MTN Group Ltd.                                           241,999
       5,500    Sasol Ltd. - ADR                                         281,655
                                                                    ------------
                                                                         930,806
                                                                    ------------
SPAIN: 2.8%
       3,300    Banco Bilbao Vizcaya Argentaria SA                        68,936
     440,375    Banco Santander Central Hispano
                SA - ADR                                               7,829,867
      57,400    Telefonica SA - ADR                                    4,978,876
                                                                    ------------
                                                                      12,877,679
                                                                    ------------
SWEDEN: 0.1%
       4,500    Scania AB-B Shares                                       109,835
       9,000    Volvo AB-B Shares                                        135,377
                                                                    ------------
                                                                         245,212
                                                                    ------------
SWITZERLAND: 4.4%
     290,000    Abb Ltd - ADR                                          7,261,600
       3,100    Adecco SA                                                163,385
         600    Affichage Holding                                        137,608
       7,200    Banco Bradesco SA                                        226,008
     149,700    Credit Suisse Group - ADR                              7,323,324
       1,800    Julius Baer Holding AG                                   134,268
       1,700    Nestle SA                                                815,197
       4,300    Roche Holding AG                                         845,841
     107,350    UBS AG                                                 3,471,699
                                                                    ------------
                                                                      20,378,930
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.
12

-------------------------------------------------------------------------------^


SHARES                                                                 VALUE
--------------------------------------------------------------------------------

TAIWAN: 0.4%
      63,379    Advanced Semiconductor Engineering,
                Inc. - ADR                                          $    292,811
       5,500    China Life Insurance Co. Ltd. - ADR                      319,440
      36,740    Hon Hai Precision - GDR                                  441,247
      35,641    Siliconware Precision Industries
                Ltd. - ADR                                               291,544
      57,800    Taiwan Semiconductor Manufacturing
                Co. Ltd. - ADR                                           562,972
                                                                    ------------
                                                                       1,908,014
                                                                    ------------
TURKEY: 0.1%
      10,000    Turkcell Iletisim Hizmet AS - ADR                        252,300
                                                                    ------------

UNITED KINGDOM: 5.8%
      11,130    3i Group Plc                                             180,907
      13,003    Anglo American Plc                                       835,586
     120,000    Anglo American Plc - ADR                               3,806,400
      95,100    AstraZeneca Plc - ADR                                  3,578,613
      14,500    BG Group Plc                                             343,441
       8,500    BP Plc                                                    92,219
      79,200    Cadbury Schweppes Plc - ADR                            3,552,120
      88,250    GlaxoSmithKline Plc - ADR                              3,875,057
      80,000    Imagination Technologies Group Plc (a)                   151,810
      14,300    International Power Plc                                  108,047
      19,250    Man Group Plc                                            212,291
      21,750    Rio Tinto Plc - ADR                                    9,884,287
       8,700    Schroders Plc                                            165,699
      39,300    Vodafone Group Plc                                       127,054
                                                                    ------------
                                                                      26,913,531
                                                                    ------------
UNITED STATES: 44.2%
       5,000    AGCO Corp. (a)                                           324,300
       9,600    Alexandria Real Estate Equities, Inc.                    881,280
      14,650    AMB Property Corp.                                       735,137
      22,000    American Electric Power Co., Inc.                        900,240
      87,370    Ameriprise Financial, Inc.                             4,424,417
     138,650    Anadarko Petroleum Corp.                               8,837,551
       6,100    Apache Corp.                                             699,731
      10,400    Archer-Daniels-Midland Co.                               469,040
       9,200    Asustek Computer Inc - GDR                               129,260
      30,100    AT&T, Inc.                                             1,048,383
      82,850    Baker Hughes, Inc.                                     5,574,976
          50    Berkshire Hathaway, Inc. (a)                             233,725
       4,000    Biogen Idec, Inc. (a)                                    233,440
      16,900    Bristol-Myers Squibb Co.                                 382,109
      22,550    Camden Property Trust                                  1,070,899
      95,600    Caterpillar, Inc.                                      6,914,748
      11,800    Chesapeake Energy Corp.                                  533,596
     170,200    Cisco Systems, Inc. (a)                                4,147,774
      23,000    The Coca-Cola Co.                                      1,344,580

   The accompanying notes are an integral part of these financial statements.
                                                                              13

^-------------------------------------------------------------------------------


SHARES                                                                 VALUE
--------------------------------------------------------------------------------

UNITED STATES: 44.2% (CONTINUED)
      87,400    Computer Sciences Corp. (a)                         $  3,797,530
      94,500    ConocoPhillips                                         7,816,095
       5,000    Deere & Co.                                              426,050
      68,000    Devon Energy Corp.                                     6,984,960
      31,600    Edison International                                   1,561,040
     287,150    EMC Corp. (a)                                          4,462,311
      14,200    Essex Property Trust, Inc.                             1,491,568
      14,700    Exxon Mobil Corp.                                      1,279,047
      52,600    FedEx Corp.                                            4,635,638
      20,550    FirstEnergy Corp.                                      1,388,974
      88,400    Freeport-McMoRan Copper & Gold, Inc.                   8,916,024
     117,750    General Electric Co.                                   3,902,235
      47,900    Genzyme Corp. (a)                                      3,397,068
     100,000    Gilead Sciences, Inc. (a)                              4,732,000
      44,425    Goldman Sachs Group, Inc.                              7,535,813
     122,100    Hewlett-Packard Co.                                    5,832,717
      89,900    Honeywell International, Inc.                          5,172,846
     119,700    Illinois Tool Works, Inc.                              5,873,679
     310,700    Intel Corp.                                            6,198,465
       5,550    Invitrogen Corp. (a)                                     468,920
       4,900    Jacobs Engineering Group, Inc. (a)                       393,421
      17,350    Janus Capital Group, Inc.                                420,217
      12,300    Johnson & Johnson                                        762,108
     112,075    KLA-Tencor Corp.                                       4,708,271
      78,950    Lehman Brothers Holdings, Inc.                         4,025,661
      47,800    Lockheed Martin Corp.                                  4,932,960
       8,500    MEMC Electronic Materials, Inc. (a)                      648,380
     122,800    Merck & Co., Inc.                                      5,440,040
      29,300    Microsoft Corp.                                          797,546
      81,400    Morgan Stanley                                         3,428,568
     176,600    Motorola, Inc.                                         1,760,702
     101,500    Nucor Corp.                                            6,553,855
     126,800    Occidental Petroleum Corp.                             9,810,516
       5,400    Oceaneering International, Inc. (a)                      324,000
     290,800    Oracle Corp. (a)                                       5,467,040
      34,600    Pfizer, Inc.                                             770,888
       5,900    PNC Financial Services Group                             362,437
      22,800    PPL Corp.                                              1,034,664
      75,725    Procter & Gamble Co.                                   5,011,481
      20,418    Public Storage, Inc.                                   1,661,208
      13,000    Qualcomm, Inc.                                           550,810
       3,500    Reliance Industries Ltd. - GDR 144A                      428,879
      17,400    Sempra Energy                                            924,462
      75,000    The Sherwin-Williams Co.                               3,883,500
       7,650    Sigma-Aldrich Corp.                                      420,903

   The accompanying notes are an integral part of these financial statements.
14

^-------------------------------------------------------------------------------


SHARES                                                                 VALUE
--------------------------------------------------------------------------------


UNITED STATES: 44.2% (CONTINUED)
      10,375    Southern Copper Corp.                               $  1,183,891
       5,700    Techne Corp. (a)                                         389,823
       6,550    Terex Corp. (a)                                          441,798
     220,700    Texas Instruments, Inc.                                6,612,172
       8,750    Tiffany & Co.                                            329,350
       3,300    Toray Industries, Inc. - ADR                             207,310
      25,100    Unilever NV - ADR                                        780,610
       3,900    United States Steel Corp.                                422,955
      74,900    United Technologies Corp.                              5,281,199
      13,225    Verizon Communications, Inc.                             480,332
       6,875    XTO Energy, Inc.                                         424,256
                                                                    ------------
                                                                     205,834,379
                                                                    ------------

TOTAL COMMON STOCKS
  (cost $371,389,472)                                               $460,877,702
                                                                    ------------

PREFERRED STOCKS: 0.2%
BRAZIL: 0.2%
      10,600    Banco Itau Holding Financeira SA                         268,604
       3,100    Companhia de Bebidas das Americas
                (AmBev) - ADR 252,588
      21,000    Lojas Americanas SA                                      191,237
       2,000    Uniao de Bancos Brasileiros SA                           271,240
                                                                    ------------
                                                                         983,669
                                                                    ------------
GERMANY: 0.0%
       2,900    Henkel KGAA                                              128,600
                                                                    ------------

TOTAL PREFERRED STOCKS
  (Cost $1,104,543)                                                 $  1,112,269
                                                                    ------------

MUTUAL FUNDS: 0.8%
   3,459,735    SEI Daily Income Trust Government Fund                 3,459,735
                                                                    ------------

TOTAL MUTUAL FUNDS
  (Cost $3,459,735)                                                 $  3,459,735
                                                                    ------------

TOTAL INVESTMENTS
  (Cost $375,943,442): 100%                                          465,449,706
Other Assets in Excess of Liabilities: 0.0%                               15,910
                                                                    ------------
NET ASSETS: 100.0%                                                  $465,465,616
                                                                    ============

-------------
ADR - American depositary receipt.
GRD - Global Depository Receipt.
(a)Non-income producing security.

   The accompanying notes are an integral part of these financial statements.
                                                                              15

^-------------------------------------------------------------------------------

INDUSTRY                                                       % OF NET ASSETS
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                         15.2%
Metals & Mining                                                     11.1%
Capital Markets                                                      7.5%
Energy Equipment & Services                                          5.0%
Commercial Banks                                                     5.0%
Semiconductors & Semiconductor Equipment                             4.3%
Machinery                                                            3.9%
Wireless Telecommunication Services                                  3.9%
Pharmaceuticals                                                      3.5%
Industrial Conglomerates                                             3.4%
Aerospace & Defense                                                  3.4%
Communications Equipment                                             3.2%
Computers & Peripherals                                              3.0%
Electric Utilities                                                   2.9%
Chemicals                                                            2.1%
Biotechnology                                                        1.8%
Insurance                                                            1.6%
Electrical Equipment                                                 1.6%
Diversified Telecommunication Services                               1.5%
Household Durables                                                   1.5%
Software                                                             1.4%
Real Estate Investment Trusts (REITs)                                1.3%
Food Products                                                        1.2%
Household Products                                                   1.1%
Air Freight & Logistics                                              1.0%
Road & Rail                                                          1.0%
Real Estate Management & Development                                 1.0%
Specialty Retail                                                     0.9%
Diversified Financial Services                                       0.9%
Automobiles                                                          0.9%
IT Services                                                          0.8%
Beverages                                                            0.4%
Electronic Equipment & Instruments                                   0.2%
Multi-Utilities                                                      0.2%
Marine                                                               0.2%
Life Sciences Tools & Services                                       0.2%
Construction & Engineering                                           0.2%
Textiles, Apparel & Luxury Goods                                     0.1%
Media                                                                0.1%
Food & Staples Retailing                                             0.1%
Trading Companies & Distributors                                     0.1%
Internet Software & Services                                         0.1%
Multiline Retail                                                     0.1%
Health Care Providers & Services                                     0.1%
Independent Power Producers & Energy Traders                         0.1%


   The accompanying notes are an integral part of these financial statements.
16

-------------------------------------------------------------------------------^

INDUSTRY                                                       % OF NET ASSETS
--------------------------------------------------------------------------------

Health Care Equipment & Supplies                                     0.1%
Office Electronics                                                   0.0%
Construction Materials                                               0.0%
Commercial Services & Supplies                                       0.0%
Consumer Finance                                                     0.0%
Hotels Restaurants & Leisure                                         0.0%
Auto Components                                                      0.0%
Personal Products                                                    0.0%
                                                                   ------
  TOTAL INVESTMENT IN SECURITIES                                    99.2%
Other Assets in Excess of Liabilities                                0.8%
                                                                   ------
Net Assets                                                         100.0%
                                                                   ======









   The accompanying notes are an integral part of these financial statements.

^-------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2008 (UNAUDITED)

ASSETS
  Investments in securities, at cost                              $ 375,943,442
                                                                  =============

  Investments in securities, at value                             $ 465,449,706
  Receivables:
    Dividends and interest                                              801,689
    Fund shares sold                                                    277,245
    Investments sold                                                    184,676
  Other assets                                                           72,731
                                                                  -------------
    Total Assets                                                    466,786,047
                                                                  -------------

LIABILITIES
  Payables for fund shares redeemed                                     189,415
  Payables for investments purchased                                    384,660
  Payables to the custodian                                              17,277
  Accrued advisory fees (Note 3)                                        361,293
  Accrued distribution fees (Note 4)                                    217,510
  Accrued administration fees (Note 3)                                   26,157
  Accrued transfer agent fees                                            38,667
  Other accrued expenses                                                 85,452
                                                                  -------------
    Total Liabilities                                                 1,320,431
                                                                  -------------

NET ASSETS                                                        $ 465,465,616
                                                                  =============

Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                     21,191,850
                                                                  =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE          $       21.96
                                                                  =============

COMPONENTS OF NET ASSETS
  Paid-in capital                                                 $ 370,042,547
  Accumulated net investment loss                                    (2,553,926)
  Accumulated net realized loss on investments                        8,470,731
  Net unrealized appreciation on investments                         89,506,264
                                                                  -------------
    Net assets                                                    $ 465,465,616
                                                                  =============


  The accompanying notes are an integral part of these financial statements.
18

-------------------------------------------------------------------------------^


PURISIMA TOTAL RETURN FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (UNAUDITED)

INVESTMENT INCOME
Income
  Dividends (net of foreign taxes withheld of $257,024)            $  3,303,607
  Interest & other income                                               111,088
                                                                   ------------
    Total income                                                      3,414,695
                                                                   ------------

Expenses
  Advisory fees (Note 3)                                              2,396,349
  Distribution fees (Note 4)                                            444,033
  Administration fees (Note 3)                                          169,691
  Transfer agent fees                                                   106,520
  Fund accounting fees                                                   69,212
  Custody fees                                                           74,690
  Insurance expense                                                      42,934
  Reports to shareholders                                                21,382
  Registration fees                                                      16,898
  Audit fees                                                             13,828
  Legal fees                                                             21,550
  Trustee fees                                                           11,800
  Interest Expense                                                          337
  Miscellaneous                                                           5,014
                                                                   ------------
    Total expenses                                                    3,394,238
                                                                   ------------

    NET INVESTMENT INCOME                                                20,457
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                   22,979,149
  Change in net unrealized appreciation on investments              (43,858,474)
                                                                   ------------
    Net gain on investments                                         (20,879,325)
                                                                   ------------

      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $(20,858,868)
                                                                   ============


  The accompanying notes are an integral part of these financial statements.

^-------------------------------------------------------------------------------


PURISIMA TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 29, 2008*  AUGUST 31, 2007
                                             ------------------  ---------------

INCREASE IN NET ASSETS FROM:

OPERATIONS
  Net investment income                        $      20,457    $   1,589,923
  Net realized gain on investments                22,979,149       22,935,435
  Change in net unrealized appreciation
    on investments                               (43,858,474)      36,347,412
                                               -------------    -------------
    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                            (20,858,868)      60,872,770
                                               -------------    -------------

DISTRIBUTION TO SHAREHOLDERS
  From net investment income                      (1,298,261)      (1,378,881)
  From net realized gain from investments        (34,522,389)            --
                                               -------------    -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS          (35,820,650)      (1,378,881)
                                               -------------    -------------

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived
    from net change
    in outstanding shares (a)                     56,421,152       18,931,734
                                               -------------    -------------

      TOTAL INCREASE IN NET ASSETS                  (258,366)      78,425,623
                                               -------------    -------------

NET ASSETS
  Beginning of Year                              465,723,982      387,298,359
                                               -------------    -------------
  END OF YEAR                                  $ 465,465,616    $ 465,723,982
                                               =============    =============

Undistributed net investment income (loss)     $  (2,553,926)   $  (1,276,122)
                                               =============    =============

(a) A summary of capital share transactions is as follows:


                                     SIX MONTHS ENDED                    YEAR ENDED
                                     FEBRUARY 29, 2008*                AUGUST 31, 2007
                                   -------------------------      ---------------------------
                                    SHARES          VALUE            SHARES          VALUE
                                  ----------    ------------      ----------    ------------
Shares sold                        2,298,233    $ 54,932,578       3,607,216    $ 85,489,850

Shares issued on reinvestment
  of distributions                 1,428,514      33,170,091          56,352       1,288,215
Shares issued from merger               --              --              --              --
Shares redeemed                   (1,319,607)    (31,681,517)     (2,884,946)    (67,846,331)
                                  ----------    ------------      ----------    ------------
Net increase (decrease)            2,407,140    $ 56,421,152         778,622    $ 18,931,734
                                  ==========    ============      ==========    ============


* Unaudited.

  The accompanying notes are an integral part of these financial statements.
20

-------------------------------------------------------------------------------^

PURISIMA TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.


                         SIX
                         MONTHS
                          ENDED                       YEAR ENDED AUGUST 31,
                         FEB. 29,     -------------------------------------------------------
                          2008++        2007      2006        2005        2004        2003
                        --------      -------    -------    --------    --------    ---------
Net asset value,
  beginning of period   $  24.79      $ 21.51    $ 19.03    $  16.58    $  15.31    $  14.06
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment            0.02         0.09       0.04        0.10        0.07        0.07
  income (loss)
Net realized and
  unrealized
  gain (loss) on           (0.98)        3.27       2.72        2.42        1.27        1.34
  investments
Total from
  investment
  operations               (0.96)        3.36       2.76        2.52        1.34        1.41
LESS DISTRIBUTIONS:
  From net investment      (0.07)       (0.08)     (0.28)      (0.07)      (0.07)
  income
  From net realized        (1.80)         --         --          --          --        (0.11)
  gain
Total distributions        (1.87)       (0.08)     (0.28)      (0.07)      (0.07)      (0.16)
Net asset value,        $  21.96      $ 24.79    $ 21.51    $  19.03    $  16.58    $  15.31
  end of period

Total return               (4.29%)*     15.63%     14.54%      15.20%       8.72%      10.22%
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
period (millions)       $  465.5      $ 465.7    $ 387.3    $  325.4    $  298.6    $  244.1
RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
  Before fees waived
  and
  expenses absorbed
  or recouped               1.42%*       1.39%      1.49%       1.46%       1.49%       1.56%
  After fees waived
  and
  expenses absorbed
  or recouped               1.42%*       1.39%      1.49%       1.49%       1.50%       1.50%
RATIO OF NET
INVESTMENT
INCOME TO AVERAGE
NET ASSETS #                0.01%*       0.37%      0.21%       0.52%       0.42%       0.55%
  Portfolio turnover       42.60%**     16.38%     43.47%      16.68%      19.50%      12.57%
  rate

----------
*  Annualized.
** Not annualized.
++ Unaudited.
#  Net of fees waived.






      The accompanying notes are an integral part of these financial statements.

^-------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED)

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Total Return Fund (the "Fund"), which commenced operations on October 28, 1996, one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Funds.

The investment objective of the Total Return Fund is as follows:

The Fund seeks a high total return. The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks, fixed-income securities, money market instruments and other equity-type securities. The Fund's investments in different types of securities may vary significantly.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

-------------------------------------------------------------------------------^

     B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

          The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

          Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

     C. FEDERAL INCOME AND EXCISE TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. During the fiscal year ended August 31, 2007, the Fund incurred a tax liability of $6,500. The Administrator has agreed to reimburse the Fund for this tax liability. Accordingly, there is no impact to the Fund or its shareholders.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

          As of August 31, 2007, the Total Return Fund used its capital loss carryforward of $1,540,425 to offset capital gains.

          Effective 2007, the Fund adopted Financial Accounting Standards Board
          (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Fund's net assets or results of operations.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

^-------------------------------------------------------------------------------

     E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     G. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, it is obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

          The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

     H. RECLASSIFICATION OF CAPITAL ACCOUNTS. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2007, the Total Return Fund decreased accumulated net investment loss by $1,076,936, and decreased accumulated net realized gain on investments by $1,076,936.

     I. INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

     J. LINE OF CREDIT. The Fund has a Loan Agreement with U.S. Bank N.A. Under the terms of the Loan Agreement, the Fund's borrowings cannot exceed the lesser of $8,000,000 or 33 1/3% of the net assets of the Fund. The interest rate paid on the Loan equals the prime rate per annum, payable monthly.

-------------------------------------------------------------------------------^

          Borrowing activity under the Loan Agreement for the six months ended February 29, 2008, was as follows:

  MAXIMUM                        AMOUNT              AVERAGE     AVERAGE
  AMOUNT         INTEREST     OUTSTANDING AT         AMOUNT      INTEREST
OUTSTANDING      EXPENSE     FEBRUARY 29, 2008    OUTSTANDING      RATE
-----------      -------     -----------------    -----------      ----
$ 454,000        $ 337              $ 0            $ 9,357        6.750%

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND
         OTHER SERVICE PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 29, 2008, the Adviser had previously recouped all fees previously waived and expenses absorbed from the Total Return Fund.

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. During the six months ended February 29, 2008, Purisima Total Return Fund paid USBFS $169,691 for services rendered in its capacity as the Trust's Administrator. Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares.

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NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 29, 2008, the Fund incurred $444,033 in distribution fees. Quasar Distributors, LLC, an affiliate of the Administrator, serves as distributor of the Fund pursuant to a Distribution Agreement with the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the six months ended February 29, 2008 were as follows:

                  FUND               PURCHASES         SALES
                  ----               ---------         -----
            Total Return Fund      $226,231,411     $203,583,139

NOTE 6 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. These differences are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

                                                 TOTAL RETURN
                                                -------------
Cost of investments for tax purposes            $ 334,292,686
                                                =============
Gross tax unrealized appreciation               $ 143,653,280
Gross tax unrealized depreciation               $ (12,553,508)
                                                -------------
Net tax unrealized appreciation                 $ 131,099,772
                                                -------------
Undistributed ordinary income                   $     767,824
Undistributed Long Term Capital Gains           $  20,235,777
                                                -------------
Total distributable earnings                    $  21,003,601
                                                -------------
Other accumulated earnings                      $        (786)
                                                -------------
Total accumulated earnings                      $ 152,102,587
                                                =============

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The tax composition of dividends are as follows:

                           ORDINARY             LONG TERM
                            INCOME            CAPITAL GAINS
                            ------            -------------
Total Return Fund
2/29/2008             $    1,298,261          $ 34,522,389
8/31/2007             $    1,378,881            --

NOTE 7 - RECENT ACCOUNTING PRONOUNCEMENTS

In September, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements", which will expand the disclosure requirements for fair value measurements. The new standard defines fair value as the price that would be received upon the sale of an asset or transfer of a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, this Statement also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about marketing participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. (Management is currently evaluating the impact of adoption of SFAS No. 157 on its financial statements.)

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PURISIMA TOTAL RETURN FUND
OTHER INFORMATION

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT
ADVISORY AGREEMENT (UNAUDITED)

On October 25, 2007, the Board of Trustees performed its annual review and renewal of the Investment Management Agreement for the Total Return Fund. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser, including reports on the Fund's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by the Adviser to the Fund. In addition, the Board discussed and reviewed information regarding the Fund's investment results, advisory fee and expense comparisons, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund. The Board's Independent Trustees met separately to discuss the various factors summarized below, both without and then with legal counsel to the Fund, who is not independent legal counsel.

In deciding to renew the Agreement, the Board of Trustees did not identify any single factor or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

   1. Nature, Extent and Quality of Services

      THE ADVISER, ITS PERSONNEL AND ITS RESOURCES. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the services provided by the Adviser and noted that the Quarterly Report from the Adviser was extremely sophisticated and thorough. The Board commented on the high quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board's consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also observed that there had been no decline in the quality of services provided to the Fund despite the growth of the Adviser's other client business and the continued relative decline of the Fund as a percentage of the Adviser's assets under management.

^-------------------------------------------------------------------------------

    OTHER SERVICES. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

    The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit the Fund and its shareholders.

 2. Investment Performance

    The Board considered the Fund's pursuit of its investment objective and the investment results of the Fund in light of its objective. The Trustees compared the Fund's total returns with various independent securities price indexes (the Standard & Poor's 500 Stock Price Index, the Morgan Stanley Capital Institutional World Index and the Morgan Stanley Capital International EAFE Index) and mutual fund peer groups objectively compiled using data from Morningstar, Inc., and noted the favorable performance of the Fund during various periods compared to those indexes, notably the most recent quarter, the year-to-date performance and performance since inception. The Fund underperformed its peer group average of funds for the 1-, 3- and 5-year periods, but has shown improved relative performance for the recent quarter, and maintains a 10-year performance record just 0.22% under its peer average.

    The Board concluded that the Adviser's performance record in managing the Fund indicates that its continued management has benefited and should continue to benefit the Fund and its shareholders.

 3. Advisory Fees and Total Expenses

    The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in an applicable group of peer funds compiled using data from Morningstar, Inc. The Board observed that the Fund's advisory fees and total expenses were reasonable compared to the median fee and expense levels of the comparable funds in the indices (meaning at or below the median). The Board noted that, in the past, the Adviser had waived significant fees in respect of the Fund to maintain an overall expense limitation, which the Adviser would not be able to recoup, thus indicating a substantial investment by the Adviser in that Fund. The Board noted that the Fund is currently operating slightly below its expense limit. The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders. The Board then considered the fees charged to the Fund versus the Adviser's private clients. The Board considered the extra burden of administration, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts. The Board determined that the respective peer groups provided a better comparison and it found the Fund's fees reasonable.

^-------------------------------------------------------------------------------

 4. Adviser, Costs, Level of Profits and Economies of Scale

    The Board discussed the Adviser's costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its present asset size, breakpoints in the Fund's advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser's past waiver of fees in respect of the Fund. The Board did not specifically examine the Adviser's level of profitability on the Fund given the Fund's relatively small size compared to the rest of the Adviser's assets under management and the reasonability of the Fund's fees and expenses compared to peer funds. The Board concluded that the Fund's cost structure is reasonable.

 5. Ancillary Benefits

    The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to itself or its institutional management business. The Board noted that the Adviser ceased the use of third-party soft dollar products from trades by the Fund, and noted that the small relative size of the Fund compared to the Adviser's other business would suggest minimal possible fallout benefits.

 6. Conclusions

    Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

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PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

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PURISIMA TOTAL RETURN FUND
TRUSTEES AND OFFICER INFORMATION (UNAUDITED)

The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

 Name, Address,                         Position(s) Held
 Date of Birth                             with Trust            Year Elected(1)
--------------------------------------------------------------------------------
Kenneth L. Fisher* (born 1950)         President and Trustee         1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Pierson E. Clair III (born 1948)             Trustee                 1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Scott LeFevre (born 1957)                    Trustee                 2001
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Alfred D. McKelvy, Jr. (born 1948)          Trustee                  2003
13100 Skyline Blvd.
Woodside, CA 94062:

--------------------------------------------------------------------------------
Bryan F. Morse (born 1952)                  Trustee                 1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Grover T. Wickersham (born 1949)            Trustee                  1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------

^-------------------------------------------------------------------------------




                                          Number of
                                         Portfolios in
                                         Fund Complex                Other
Principal Occupation(s)                   Overseen by            Directorships
During Past Five Years                      Director                 Held
--------------------------------------------------------------------------------
Chief Executive Officer and majority           2                     None
shareholder of Fisher Investment, Inc.,
the sole shareholder of the Adviser,
and has served in such capacities
since the incorporation of the
Adviser in 1986. Prior thereto, he was
the founder of Fisher Investments, a
sole proprietorship which commenced
operations in 1979.
--------------------------------------------------------------------------------
President and Chief Executive Officer of       2                   Signature
Brown & Haley since 1998 (fine confectioners);                     Foods, Inc.
Vice President of Blummer Chocolate Company
from 1980 to 1997, where he had been
employed since 1970.
--------------------------------------------------------------------------------
Sole proprietor of LeFevre Capital             2                     None
Management, a registered investment
adviser.
--------------------------------------------------------------------------------
Executive Director of the law firm of          2                Bay BOMA;
Berding & Weil, LLP since 1990.                             BOMA California;
                                                             Heritage Bank
                                                           (Advisory Board).
--------------------------------------------------------------------------------
Sole proprietor of Bryan F. Morse, RIA,        2                     None
a registered investment adviser since 1990.
--------------------------------------------------------------------------------
Attorney in private practice in Palo Alto,     2                     None
California. Prior to entering private
practice in June of 1981, served as a
Branch Chief of the Los Angeles Regional
Office of the U.S. Securities and Exchange
Commission.
--------------------------------------------------------------------------------

^-------------------------------------------------------------------------------



                                 Position(s) Held
Name, Address, Age               with Trust                 Year Elected(1)
--------------------------------------------------------------------------------
Tom Fishel (born 1960)              Chief                        2005
13100 Skyline Blvd.              Compliance
Woodside, CA 94062                 Officer

--------------------------------------------------------------------------------
Keith Shintani (born 1963)       Secretary and                   2006
2020 East Financial Way            Assistant
Glendora, CA 91741                 Treasurer

--------------------------------------------------------------------------------
Michael Ricks (born 1977)          Treasurer                     2006
2020 East Financial Way
Glendora, CA 91741
--------------------------------------------------------------------------------

---------------
(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
* "Interested person" of the Trust, as defined in the 1940 Act.

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                                          Number of
                                         Portfolios in
                                         Fund Complex                Other
Principal Occupation(s)                   Overseen by            Directorships
During Past Five Years                      Director                 Held
--------------------------------------------------------------------------------
Vice President and Chief Compliance           N/A                   None
Officer of the Adviser. Vice President
of Charles Schwab & Co., Inc. from
1995 to 2004, where he had been employed
since 1983.
--------------------------------------------------------------------------------
Vice President of U.S. Bancorp Fund          N/A                    None
Services, LLC and its predecessor,
Investment Company Administration,
LLC since 1998.
--------------------------------------------------------------------------------
Assistant Vice President of U.S.             N/A                    None
Bancorp Fund Services, LLC since 2001.

--------------------------------------------------------------------------------

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PRIVACY NOTICE

FISHER ASSET MANAGEMENT, LLC (doing business as Fisher Investments) and
THE PURISIMA FUNDS collect non-public information about you from the following sources:

     o    Information we receive about you on applications or other forms;

     o    Information you give us orally; and

     o    Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.





36
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                     This page is intentionally left blank.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


THE PURISIMA FUNDS
--------------------------------------------------------------------------------
Semi-Annual Report (Unaudited)
February 29, 2008
The Purisima All-Purpose Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

A LETTER TO OUR SHAREHOLDERS

Welcome to the semi-annual report for the Purisima All-Purpose Fund for the six-month period ended February 29, 2008. The Fund seeks to provide protection against declines in t h e value of the U.S. and foreign equity markets. During the period, the Fund was primarily invested in US government securities.

Thank you for your continued interest and support.

Sincerely,



/s/ KENNETH L. FISHER
---------------------
Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. THE FUND MAY ALSO USE OPTIONS AND FUTURES CONTRACTS, WHICH HAVE THE RISKS OF UNLIMITED LOSSES OF THE UNDERLYING HOLDINGS DUE TO UNANTICIPATED MARKET MOVEMENTS AND FAILURE TO CORRECTLY PREDICT THE DIRECTION OF SECURITIES PRICES, INTEREST RATES AND CURRENCY EXCHANGE RATES. THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND MAY INVEST IN DEBT SECURITIES WHICH TYPICALLY DECREASE IN VALUE WHEN I NT EREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

THE FUND IS NON-DIVERSIFIED, MEANING IT MAY CONCENTRATE ITS ASSETS IN FEWER INDIVIDUAL HOLDINGS THAN A DIVERSIFIED FUND. THEREFORE, THE FUND IS MORE EXPOSED TO INDIVIDUAL STOCK VOLATILITY THAN A DIVERSIFIED UND F . AN INVESTMENT IN THE FUND IS NOT SUITABLE FOR ALL INVESTORS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC. 04/08

                              SECTOR BREAKDOWN(1)
                                  (Unaudited)

PURISIMA ALL-PURPOSE FUND

--------------------------------------------------------------------------------
U.S. Treasury Obligations                                            78.1%
Mutual Funds                                                         21.9%
--------------------------------------------------------------------------------
Total                                                               100.0%

(1)Percentage of Total Investments as of February 29, 2008.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, i n cluding management fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2007 to February 29, 2008 for the Purisima All-Purpose Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the n i formation under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (UNAUDITED)

PURISIMA ALL-PURPOSE FUND                 ACUTAL       HYPOTHETICAL PERFORMANCE
(Inception date: 11/01/2005)           PERFORMANCE   (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account Value (09/01/07)        $1,000.00          $1,000.00

Ending Account Value (02/29/08)           $1,031.90          $1,017.40

Expenses Paid During Period(1)            $    7.58          $    7.52
--------------------------------------------------------------------------------









(1) Expenses are equal to the Fund's expense ratio for the four month period of 1.50% for the Purisima All-Purpose Fund multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period).

PURISIMA ALL-PURPOSE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)


PRINCIPAL
AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------

U.S. TREASURY BILLS - 17.0%
   5,000   3.839%, 04/17/2008                                        $    4,974
                                                                     ----------
           TOTAL U.S. TREASURY BILLS (COST $4,974)

U.S. TREASURY NOTE - 120.5%
   10,000  4.875%, 08/31/2008                                            10,151
   25,000  2.625%, 05/15/2008                                            25,043
                                                                     ----------
           TOTAL U.S. TREASURY NOTES (COST $35,051)                  $   35,194
                                                                     ----------

SHARES
-------

MUTUAL FUNDS - 38.6%
   11,292  SEI Daily Income Trust Government Fund                        11,292

           TOTAL MUTUAL FUNDS (COST $11,292)                         $   11,292
                                                                     ----------


TOTAL INVESTMENTS (COST $51,317) - 176.1%                                51,460
LIABILITIES IN EXCESS OF OTHER ASSETS - (76.1)%                         (22,248)
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            $   29,219
                                                                     ==========






The accompanying notes are an integral part of these financial statements


                            PURISIMA ALL-PURPOSE FUND


STATEMENT OF ASSETS AND LIABILITIES AT FEBRUARY 29, 2008
================================================================================

                                                                ALL-PURPOSE FUND
                                                                ----------------
ASSETS
  Investments in securities, at cost                                $     51,317
                                                                    ============

  Investments in securities, at value                               $     51,460
  Receivables:
    Dividends and interest                                                   247
  Due from Adviser (Note 3)                                                6,977
  Prepaid expenses                                                         3,859
                                                                    ------------
    Total Assets                                                          62,543
                                                                    ------------

LIABILITIES
  Accrued administration fees (Note 3)                                     2,264
  Accrued transfer agent fees                                              4,642
  Accrued audit fees                                                      19,550
  Accrued fund accounting fees                                             5,108
  Other accrued expenses                                                   1,760
                                                                    ------------
    Total Liabilities                                                     33,324
                                                                    ------------

NET ASSETS                                                          $     29,219
                                                                    ============

Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                           2,877
                                                                    ============

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                   $      10.16
                                                                    ============

COMPONENTS OF NET ASSETS
  Paid-in capital                                                   $     28,764
  Accumulated net investment income                                          303
  Accumulated net realized gain on investments                                 9
  Net unrealized appreciation on investments                                 143
                                                                    ------------
    Net assets                                                      $     29,219
                                                                    ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                            PURISIMA ALL-PURPOSE FUND


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008
================================================================================

                                                                     ALL-PURPOSE
                                                                         FUND
                                                                     -----------
INVESTMENT INCOME
  Income
    Interest                                                           $ 1,039
                                                                       -------
      Total income                                                       1,039
                                                                       -------

Expenses
  Advisory fees                                                            143
  Administration fees                                                   19,691
  Transfer agent fees                                                    9,214
  Fund accounting fees                                                  14,928
  Custody fees                                                           1,556
  Insurance expense                                                          4
  Reports to shareholders                                                1,791
  Registration fees                                                      8,979
  Audit fees                                                             6,552
  Legal fees                                                                99
  Trustee fees                                                          10,462
  Miscellaneous                                                            274
                                                                       -------
    Total expenses                                                      73,693
    Less: Reimbursement by Adviser (Note 3)                             73,479
                                                                       -------
    Net expenses                                                           214
                                                                       -------

      NET INVESTMENT INCOME                                                825
                                                                       -------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Net realized gain on investments                                          10
  Change in net unrealized appreciation
      on investments                                                        47
                                                                       -------
    Net gain on investments                                                 57
                                                                       -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $   882
                                                                       =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                            PURISIMA ALL-PURPOSE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS     YEAR
                                                             ENDED       ENDED
                                                          FEBRUARY 29, AUGUST 31,
                                                             2008 *      2007
                                                          ------------ ----------

DECREASE IN NET ASSETS FROM:

OPERATIONS
  Net investment income                                    $    825    $  1,820
  Net realized gain/loss on investments                          10           5
  Change in net unrealized appreciation on investments           47          96
                                                           --------    --------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        882       1,921
                                                           --------    --------

DISTRIBUTION TO SHAREHOLDERS
  From net investment income                                 (1,717)     (1,899)
                                                           --------    --------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      (1,717)     (1,899)
                                                           --------    --------

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net
    change in outstanding shares (a)                          1,717       1,899
                                                           --------    --------

    TOTAL INCREASE IN NET ASSETS                                882       1,921
                                                           --------    --------

NET ASSETS
  Beginning of period                                        28,337      26,416
                                                           --------    --------
  END OF PERIOD                                            $ 29,219    $ 28,337
                                                           ========    ========

  Undistributed net investment income                      $    303    $  1,195
                                                           ========    ========

(a) A summary of capital share transactions is as follows:

                                          SIX MONTHS ENDED        YEAR ENDED
                                         FEBRUARY 29, 2008      AUGUST 31, 2007
                                         -----------------      ---------------
                                         SHARES     VALUE      SHARES     VALUE
                                         ------    ------     -------   -------
Shares sold                                  --     $   --         --     $   --
Shares issued on reinvestment
  of distributions                          172      1,717        190      1,899
Shares redeemed                              --         --         --         --
                                           ----     ------       ----     ------
Net increase                                172     $1,717        190     $1,899
                                           ====     ======       ====     ======

* Unaudited.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PURISIMA ALL-PURPOSE FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS ANNUAL REPORT.




                                             FOR THE
                                           SIX MONTHS        FOR THE    NOVEMBER 1,
                                              ENDED         YEAR ENDED  2005^ THRU
                                            FEBRUARY 29,    AUGUST 31,   AUGUST 31,
                                              2008++          2007         2006
                                           -------------    ----------  -----------
Net asset value, beginning of period       $    10.47    $     10.50  $    10.00
                                           ----------    -----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.30           0.76        0.56
  Net realized and unrealized gain
    (loss) on investments                        0.02          (0.03)       0.00
                                           ----------    -----------  ----------
Total from investment operations                 0.32           0.73        0.56
                                           ----------    -----------  ----------

LESS DISTRIBUTIONS:
  From net investment income                    (0.63)         (0.76)      (0.06)
                                           ----------    -----------  ----------
Total distributions                             (0.63)         (0.76)      (0.06)
                                           ----------    -----------  ----------

Net asset value, end of period             $    10.16    $     10.47  $    10.50
                                           ==========    ===========  ==========

Total return                                     3.19%**        7.27%       5.62%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                $    29.2     $     28.3   $    26.4
    (thousands)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived                           516.21%*   1046.51%        620.25%*
  After fees waived                              1.50%*         2.87%       1.50%*

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS #                        5.78%*        12.78%       6.71%*

Portfolio turnover rate                          0.00%**        0.00%       0.00%**

*       Annualized.
**      Not annualized.
++      Unaudited.
#       Net of fees waived.
^       Commencement of operations.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            PURISIMA ALL-PURPOSE FUND


NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED)

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Purisima All-Purpose Fund (the "Fund"), a non-diversified fund which commenced operations on November 1, 2005. The Fund is one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Fund.

The investment objective of the Purisima All-Purpose Fund is as follows:

The Fund seeks to provide protection against declines in the value of the U.S. and foreign equity markets. It invests in derivative securities, money market instruments and other securities, including U.S. and foreign common stocks, and fixed income securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which i n fluence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

                            PURISIMA ALL-PURPOSE FUND


     B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at t h e end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

        The Fund does not isolate that portion of their net realized and unrealized gains and losses on nv i estments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

        Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and f o reign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and l o sses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

     C. FEDERAL INCOME AND EXCISE TAXES. The Fund has elected to be taxed as a "regulated i nv estment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income or excise tax provision is required.

        In order to avoid imposition of the excise tax applicable to regulated investment companies, h t e Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

        The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation t h at exist in the markets in which it invests.

        As of August 31, 2007, the Fund had a capital loss carryforward of $1 which expires in 2015.

        Effective 2007, the Fund adopted Financial Accounting Standards Board
        (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding the recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Fund's net assets or results of operations.

                            PURISIMA ALL-PURPOSE FUND


D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries n i volve special investment risks. These risks may include, but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement i n the private sector, limited and less reliable investor information, lack of liquidity, certain l o cal tax law considerations, and limited regulation of the securities markets.

G. OPTIONS. Exchange traded options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the t im e that a Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. If no sales are reported, the mean between the last reported bid and asked prices will be used. Non-exchange traded options will also be valued at the mean between bid and asked prices. "Fair value" of other private options are valued after consulting with the Adviser using a mathematical model.

   Options purchased are recorded as investments; options written (sold) are accounted for as l i abilities. When an option expires, the premium (original option value) is realized as a gain i f the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The Fund may purchase options which are n i cluded in the Fund's Schedules of Investments and subsequently marked to market to reflect the current value of the option. At August 31, 2007, the Fund had no options outstanding.

H. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, they are obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

 PURISIMA ALL-PURPOSE FUND


   The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

I . INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and o f rmer officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements i s unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER
         SERVICE PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of t h e personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 29, 2008, the Fund paid the Adviser $143.

As of February 29, 2008, the Adviser has reimbursed the Fund $73,479 to limit its total expenses to not more than 1.50% of the average daily net assets.

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required

                            PURISIMA ALL-PURPOSE FUND


t a x reporting calculations. During the six months ended February 29, 2008, Purisima All-Purpose Fund paid USBFS $19,691 for services rendered in its capacity as the Fund's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of t h e Fund and acts as the Fund's distributor, pursuant to a Distribution Agreement with the Trust, in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of distribution activities, including the engagement of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 29, 2008, the Fund did not utilize the Plan.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for t h e year ended August 31, 2007, were as follows:

FUND                                 PURCHASES                      SALES
----                                 ---------                      -----
Purisima All-Purpose Fund              $ 0                           $ 0

NOTE 6 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relates principally to the timing of recognition of income and gains for federal income tax purposes. These differences are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary i n come for federal tax purposes.

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

                                                     All-Purpose
                                                     -----------

Cost of investments for tax purposes                 $ 40,661
                                                     ========
Gross tax unrealized appreciation                    $     96
Gross tax unrealized depreciation                    $     --
                                                     --------
Net tax unrealized appreciation                      $     96
Undistributed ordinary income                        $  1,195
Capital loss carryforward *                          $     (1)
                                                     --------
Total accumulated earnings (losses)                  $  1,290
                                                     ========

                            PURISIMA ALL-PURPOSE FUND


The tax compositions of dividends are as follows:


                                      Ordinary              Long Term
                                       Income             Capital Gains
                                       ------             -------------
Purisima All-Purpose
Fund
  2/29/2008                           $1,717                   --
  8/31/2007                           $1,899                   --

* Under current tax law capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year.

NOTE 7 - RECENT ACCOUNTING PRONOUNCEMENTS

In September, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements", which will expand the disclosure requirements for fair value measurements. The new standard defines fair value as the price that would be received upon the sale of an asset or transfer of a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, this Statement also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and earlier adoption is permitted. Management is currently evaluating the impact of adoption of SFAS No. 157 on its financial statements.

OTHER INFORMATION - ALL PURPOSE FUND

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

                  On October 25, 2007, the Board of Trustees performed its annual review and renewal of the Investment Management Agreement for the All Purpose Fund. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser, i n cluding reports on the Fund's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by t h e Adviser to the Fund. In addition, the Board discussed and reviewed information regarding t h e Fund's investment results, advisory fee and expense comparisons, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about t h e personnel providing investment management and administrative services to the Fund. The Board's Independent Trustees met separately to discuss the various factors summarized below, both without and then with legal counsel to the Fund, who is not independent legal counsel.

                  In deciding to renew the Agreement, the Board of Trustees did not identify any single factor or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

                  The Board recognized that the Fund has engaged in only minimal investment activities since its inception because its primary use has been reserved as an investment when the Adviser takes a defensive posture with respect to the securities markets. To date, the Fund has remained invested in U.S. Treasury securities and cash, with only an executive officer of the Adviser as its shareholder.

1.      Nature, Extent and Quality of Services

                  THE ADVISER, ITS PERSONNEL AND ITS RESOURCES. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the services provided by the Adviser and noted that the Quarterly Report from the Adviser was extremely sophisticated and t h orough. The Board commented on the high quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board's consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also observed that there had been no decline in the quality of services provided to the Fund despite the growth of the Adviser's other client business and the continued relative decline of the Fund as a percentage of the Adviser's assets under management.

                  OTHER SERVICES. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

                  The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit the Fund and its shareholders, especially upon its broader use under the circumstances contemplated by the Adviser.

2.      Investment Performance

                  The Board considered the Fund's pursuit of its investment objective and the i nv estment results of the Fund in light of its objective. The Trustees compared the Fund's total returns with a peer group of mutual funds objectively compiled using data from Morningstar, Inc., and noted the favorable performance of the Fund during various periods compared to those peer averages. The Board recognized that the Fund's proposed defensive posture has not yet been implemented and the peer group funds, referred to as specialty equity funds, would serve as a better comparison at that time. Despite that limitation, the Fund's performance was comparable t o the peer group average for the one-year period and most recent quarter.

                  The Board concluded that the Adviser's performance record in managing the Fund indicates that its continued management has benefited and should continue to benefit the Fund and its shareholders.

3.      Advisory Fees and Total Expenses

                  The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in an applicable group of peer funds compiled using data from Morningstar, Inc. The Board observed that the Fund's advisory fees and total expenses were reasonable compared to the median fee and expense levels of the comparable funds in the indices (meaning at or below the median). The Board noted that the Adviser had waived (and its continuing to waive) significant fees in respect of the Fund to maintain an overall expense limitation, thus indicating a substantial investment by t h e Adviser in that Fund. The Board concluded that the reasonable level of the fees charged by t h e Adviser benefits the Fund and its shareholders. The Board then considered the fees charged t o the Fund versus the Adviser's private clients, but agreed it was not an applicable comparison given the unique nature of the fund and the extra burden of administration, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts. The Board determined that the respective peer groups provided a better comparison and it found t h e Fund's fees reasonable.

 4.      Adviser, Costs, Level of Profits and Economies of Scale

                  The Board discussed the Adviser's costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Board considered the Adviser's need to i nv est in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its present asset size, breakpoints in the Fund's advisory fee structure were not practicable, and that no economies of scale applied. The Board concluded that the Fund's cost structure is reasonable.

 5.      Ancillary Benefits

                  The Board considered a variety of other benefits received by the Adviser, i n cluding possible ancillary benefits to itself or its institutional management business. The Board noted that the Adviser ceased the use of third-party soft dollar products from trades by the Fund, and noted that the small relative size of the Fund compared to the Adviser's other business would suggest minimal possible fallout benefits.

 6.      Conclusions

                  Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

OTHER INFORMATION -

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling t o ll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

                  TRUSTEES AND OFFICER INFORMATION (Unaudited)

         The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

         The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

                                                                                                       NUMBER OF
                                                                                                       PORTFOLIOS IN
                                                                                                       FUND
                                                                                                       COMPLEX        OTHER
NAME, ADDRESS,                 POSITION(S) HELD   YEAR                      PRINCIPAL                  OVERSEEN BY    DIRECTOR-
DATE OF BIRTH                  WITH TRUST         ELECTED(1) OCCUPATION(S) DURING PAST FIVE YEARS      DIRECTOR       HELD
---------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Fisher*             President           1996      Chief Executive Officer and majority          2           None
(born 1950)                    and Trustee                   shareholder of Fisher Investments, Inc.,
13100 Skyline Blvd.                                          the sole  shareholder of the Adviser,
Woodside, CA 94062                                           and has served in such capacities since
                                                             the incorporation of the Adviser in 1986.
                                                             Prior thereto, he was the founder of Fisher
                                                             Investments, a sole proprietorship which
                                                             commenced operations in 1979.

Pierson E. Clair III           Trustee            1996       President and Chief Executive Officer         2          Signature
(born 1948)                                                  of Brown & Haley since 1998 (fine                       Foods, Inc.
13100 Skyline Blvd.                                          confectioners); Vice President of Blummer
Woodside, CA 94062                                           Chocolate Company from  1980 to 1997,
                                                             where he had been employed since 1970.


Scott LeFevre                  Trustee            2001       Sole proprietor of LeFevre Capital            2           None
(born 1957)                                                  Management, a registered investment
13100 Skyline Blvd.                                          adviser.
Woodside, CA 94062

Alfred D. McKelvy, Jr.         Trustee            2003       Executive Director of the law firm of         2          East Bay
(born 1948)                                                  Berding & Weil, LLP since 1990.                            BOMA;
13100 Skyline Blvd.                                                                                                   California;
Woodside, CA 94062:                                                                                                     Heritage
                                                                                                                       (Advisory
                                                                                                                         Board).

Bryan F. Morse                 Trustee            1996       Sole proprietor of Bryan F. Morse, RIA, a     2           None
(born 1952)                                                  registered investment adviser since 1990.
13100 Skyline Blvd.
Woodside, CA 94062

Grover T. Wickersham           Trustee            1996       Attorney in private practice in               2           None
(born 1949)                                                  Palo Alto, California. Prior to entering
13100 Skyline Blvd.                                          private practice in June of 1981, served
Woodside, CA 94062                                           as a Branch Chief of the Los Angeles
                                                             Regional Office of the U.S. Securities and
                                                             Exchange Commission.

Tom Fishel                     Chief              2005       Vice President and Chief Compliance           N/A         None
(born 1960)                  Compliance                      Officer of the Adviser. Vice President
13100 Skyline Blvd.           Officer                        of Charles Schwab & Co., Inc. from 1995
Woodside, CA 94062                                           to 2004, where he had been employed since 1983.

Keith Shintani              Secretary and         2006       Vice President of U.S. Bancorp Fund           N/A         None
(born 1963)                   Assistant                      Services, LLC and its predecessor,
2020 East Financial Way       Treasurer                      Investment Company Administration, LLC
Glendora, CA 91741                                           since 1998.



-----------------
(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
*" Interested person" of the Trust, as defined in the 1940 Act.


                                                                                                       NUMBER OF
                                                                                                       PORTFOLIOS IN
                                                                                                       FUND
                                                                                                       COMPLEX        OTHER
NAME, ADDRESS,                 POSITION(S) HELD   YEAR                      PRINCIPAL                  OVERSEEN BY    DIRECTOR-
DATE OF BIRTH                  WITH TRUST         ELECTED(1) OCCUPATION(S) DURING PAST FIVE YEARS      DIRECTOR       HELD
---------------------------------------------------------------------------------------------------------------------------------

Michael Ricks                  Treasurer          2006       Assistant Vice President of U.S.              N/A         None
(born 1977)                                                  Bancorp Fund Services, LLC since 2001.
2020 East Financial Way
Glendora, CA 91741







----------------
(2) Trustees and officers of the Funds serve until their resignation, removal or retirement.

                                 PRIVACY NOTICE

Fisher Asset Management, LLC (doing business as Fisher Investments) and the Purisima Funds collect non-public information about you from the following sources:

o  Information we receive about you on applications or other forms;

o  Information you give us orally; and

o  Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose t h e non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Incorporated by reference to the Registrant's Form N-CSR filed November 10, 2003.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) The Purisima Funds

         By (Signature and Title)*  /s/ Kenneth L. Fisher
                                  -------------------------------------
                                          Kenneth L. Fisher, President


         Date     May 1, 2008
                ---------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/ Kenneth L. Fisher
                                   ------------------------------------
                                    Kenneth L. Fisher, President

         Date May 1, 2008
              -----------

         By (Signature and Title)*  /s/ Michael Ricks
                                   ---------------------------------
                                    Michael Ricks, Treasurer

         Date 04/30/08
              --------